UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$439,640,896
Cash	99,999
Dividends receivable	114,619
Subscriptions receivable	751,413
Receivable for investments sold	756,496

Total assets	441,363,423

LIABILITIES:
Due to investment adviser	403,425
Redemptions payable	934,506
Payable for investments purchased	4,454,340

Total liabilities	5,792,271

NET ASSETS	$435,571,152

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,480,268
Additional paid-in capital	343,727,717
Net unrealized appreciation on investments	60,698,313
Undistributed net investment loss	(1,103,939)
Accumulated net realized gain on investments	29,768,793

NET ASSETS	$435,571,152

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$17.56

SHARES OF CAPITAL STOCK:
Authorized	230,000,000
Outstanding	24,802,681

(1) Cost of investments in securities:	$378,942,583

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$203,895
Dividends	995,742
Foreign withholding tax	(12,798)

Total income	1,186,839

EXPENSES:
Audit fees	6,999
Bank and custodial fees	17,683
Investment administration	68,122
Management fees	2,181,693
Other expenses	30,769

Total expenses	2,305,266

Less amount reimbursed by investment adviser	14,488

Net expenses	2,290,778

NET INVESTMENT LOSS	(1,103,939)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	18,430,425
Change in net unrealized appreciation on investments	(48,559,290)

Net realized and unrealized loss on investments	(30,128,865)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,232,804)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(1,103,939)		$(896,366)
Net realized gain on investments	18,430,425		63,546,340
Change in net unrealized appreciation on investments	(48,559,290)		9,042,949

Net increase (decrease) in net assets resulting from operations	(31,232,804)		71,692,923

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income			(221,620)
From net realized gains			(49,832,542)

Total distributions	0		(50,054,162)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	82,595,896		177,194,059
Reinvestment of distributions			50,054,162
Redemptions of shares	(87,542,887)		(213,012,881)

Net increase (decrease) in net assets resulting from share transactions	(4,946,991)		14,235,340

Total increase (decrease) in net assets	(36,179,795)		35,874,101

NET ASSETS:
Beginning of period	471,750,947		435,876,846

End of period (1)	$435,571,152		$471,750,947

OTHER INFORMATION:

SHARES:
Sold	4,701,154		8,897,995
Issued in reinvestment of distributions			2,676,380
Redeemed	(4,981,013)		(10,763,571)

Net increase (decrease)	(279,859)		810,804

(1) Including undistributed net investment loss	$(1,103,939)	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2008		Year Ended December 31,

			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$18.81		$17.96	$18.28	$17.00	$16.06	$12.00

Income from Investment Operations

Net investment income (loss)	(0.04)		0.01	0.03
Net realized and unrealized gain (loss)	(1.21)		2.99	1.19	2.39	2.85	4.53

Total Income (Loss) From Investment Operations	(1.25)		3.00	1.22	2.39	2.85	4.53

Less Distributions

From net investment income			(0.01)	(0.03)
From net realized gains			(2.14)	(1.51)	(1.11)	(1.91)	(0.47)

Total Distributions	0.00		(2.15)	(1.54)	(1.11)	(1.91)	(0.47)

Net Asset Value, End of Period	$17.56		$18.81	$17.96	$18.28	$17.00	$16.06

Total Return	(6.65	%) ◆	16.86%	6.75%	14.14%	18.09%	37.81%

Net Assets, End of Period ($000)	$435,571		$471,751	$435,877	$385,959	$327,397	$335,177

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.06	% *	1.04%	1.06%	1.05%	1.05%	1.06%
- After Reimbursement #	1.05	% *	1.04%	1.05%	1.05%	1.04%	1.05%

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement	(0.51	%) *	(0.19%)	(0.02%)	(0.38%)	(0.61%)	(0.64%)
- After Reimbursement #	(0.51	%) *	(0.19%)	(0.01%)	(0.38%)	(0.60%)	(0.63%)

Portfolio Turnover Rate	17.96	% ◆	34.98%	42.08%	32.42%	41.48%	49.18%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008
UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.27%
43,400	Alliant Techsystems Inc *	4,412,912
3,900	Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR	103,350
2,500	Goodrich Corp	118,650
3,400	Precision Castparts Corp	327,658
104,800	Rockwell Collins Inc	5,026,208
		$9,988,778

AIR FREIGHT --- 0.12%
5,100	CH Robinson Worldwide Inc	279,684
6,200	Expeditors International of Washington Inc	266,600
		$546,284

AIRLINES --- 0.89%
4,200	SkyWest Inc	53,130
294,800	Southwest Airlines Co	3,844,192
		$3,897,322

AUTO PARTS & EQUIPMENT --- 0.97%
5,800	Gentex Corp	83,752
90,300	WABCO Holdings Inc	4,195,338
		$4,279,090

AUTOMOBILES --- 0.02%
1,900	Thor Industries Inc	40,394
2,300	Winnebago Industries Inc	23,437
		$63,831

BANKS --- 0.20%
1,300	City National Corp	54,691
2,500	East West Bancorp Inc	17,650
16,500	SVB Financial Group *	793,815
		$866,156

BIOTECHNOLOGY --- 6.26%
18,400	Alexion Pharmaceuticals Inc *	1,334,000
36,000	Applied Biosystems Inc	1,205,280
2,000	Biogen Idec Inc *	111,780
1,700	Celgene Corp *	108,579
70,400	Cephalon Inc *	4,694,976
4,300	Charles River Laboratories International Inc *	274,856
1,100	Covance Inc *	94,622
2,700	Genzyme Corp *	194,454
5,000	Gilead Sciences Inc *	264,750
118,000	Human Genome Sciences Inc *	614,780
39,100	Illumina Inc *	3,406,001
24,100	ImClone Systems Inc *	975,086
4,800	Invitrogen Corp *	188,448
2,800	Martek Biosciences Corp *	94,388
44,700	Millipore Corp *	3,033,342
26,000	Myriad Genetics Inc *	1,183,520
29,000	OSI Pharmaceuticals Inc *	1,198,280
121,000	Qiagen NV *	2,435,730
2,600	Techne Corp *	201,214
75,300	Vertex Pharmaceuticals Inc *	2,520,291
52,400	Waters Corp *	3,379,800
		$27,514,177

BROADCAST/MEDIA --- 2.12%
109,000	Cablevision Systems Corp *	2,463,400
1,500	Central European Media Enterprises Ltd *	135,795
5,300	CTC Media Inc *	130,698
148,200	Discovery Holding Co *	3,254,472
52,800	DreamWorks Animation SKG Inc *	1,573,968
1,900	General Cable Corp *	115,615
5,600	Shaw Communications Inc	114,016
3,600	WPP Group PLC sponsored ADR	172,152
172,000	XM Satellite Radio Holdings Inc *	1,348,480
		$9,308,596

CHEMICALS --- 0.58%
2,600	Albemarle Corp	103,766
45,000	Amylin Pharmaceuticals Inc *	1,142,550
5,100	Ecolab Inc	219,249
14,800	Intrepid Potash Inc *	973,544
2,000	Sigma-Aldrich Corp	107,720
		$2,546,829

COMMUNICATIONS - EQUIPMENT --- 1.36%
61,000	CIENA Corp *	1,413,370
22,000	Harris Corp	1,110,780
274,700	JDS Uniphase Corp *	3,120,592
8,800	SBA Communications Corp *	316,888
		$5,961,630

COMPUTER HARDWARE & SYSTEMS --- 0.92%
3,800	Logitech International SA *	101,840
13,900	NetApp Inc *	301,074
6,500	QLogic Corp *	94,835
186,300	Seagate Technology	3,563,919
		$4,061,668

COMPUTER SOFTWARE & SERVICES --- 6.77%
5,933	Activision Inc *	202,137
2,500	Adobe Systems Inc *	98,475
5,300	American Reprographics Co *	88,245
2,700	ANSYS Inc *	127,224
82,300	Autodesk Inc *	2,782,563
300	Baidu.com Inc ADR *	93,888
4,100	Citrix Systems Inc *	120,581
9,000	Cogent Inc *	102,330
8,800	Cognizant Technology Solutions Corp *	286,088
2,300	Ctrip.com International Ltd ADR	105,294
3,300	Digital River Inc *	127,314
6,700	Electronic Arts Inc *	297,681
154,600	Expedia Inc *	2,841,548
5,400	F5 Networks Inc *	153,468
21,600	FactSet Research Systems Inc	1,217,376
7,900	Foundry Networks Inc *	93,378
7,900	Intuit Inc *	217,803
76,200	Jack Henry & Associates Inc	1,648,968
210,900	Juniper Networks Inc *	4,677,762
89,100	McAfee Inc *	3,032,073
72,000	MICROS Systems Inc *	2,195,280
1,100	Priceline.Com Inc *	127,006
136,600	Red Hat Inc *	2,826,254
22,800	Salesforce.com Inc *	1,555,644
7,500	Satyam Computer Services Ltd ADR	183,900
3,000	SINA Corp *	127,650
5,800	Symantec Corp *	112,230
2,900	Synopsys Inc *	69,339
4,450	THQ Inc *	90,157
110,400	VeriSign Inc *	4,173,120
		$29,774,776

CONGLOMERATES --- 0.10%
7,400	McDermott International Inc *	457,986
		$457,986

COSMETICS & PERSONAL CARE --- 0.07%
8,500	Avon Products Inc	306,170
		$306,170

DISTRIBUTORS --- 1.22%
59,800	Fastenal Co	2,580,968
42,000	LKQ Corp *	758,940
42,000	MSC Industrial Direct Co Inc Class A	1,852,620
2,200	WW Grainger Inc	179,960
		$5,372,488

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 5.21%
144,350	Ametek Inc	6,816,207
176,600	Flir Systems Inc *	7,164,662
2,800	II-VI Inc *	97,776
9,900	Jabil Circuit Inc	162,459
4,200	MEMC Electronic Materials Inc *	258,468
2,700	National Instruments Corp	76,599
122,800	Roper Industries Inc	8,090,064
6,700	Trimble Navigation Ltd *	239,190
		$22,905,425

ELECTRONICS - SEMICONDUCTOR --- 6.35%
183,200	Altera Corp	3,792,240
6,500	Analog Devices Inc	206,505
9,200	Broadcom Corp Class A *	251,068
33,000	Cree Inc *	752,730
1,700	Cymer Inc *	45,696
4,400	Fairchild Semiconductor International Inc *	51,612
4,900	Integrated Device Technology Inc *	48,706
99,000	Intersil Holding Corp	2,407,680
1,800	KLA-Tencor Corp	73,278
1,700	Lam Research Corp *	61,455
7,600	Linear Technology Corp	247,532
260,100	Marvell Technology Group Ltd *	4,593,366
5,900	Maxim Integrated Products Inc	124,785
97,100	Microchip Technology Inc	2,965,434
9,200	National Semiconductor Corp	188,968
262,000	ON Semiconductor Corp *	2,402,540
254,000	PMC-Sierra Inc *	1,943,100
3,600	Silicon Laboratories Inc *	129,924
158,400	Teradyne Inc *	1,753,488
54,900	Varian Semiconductor Equipment Associates Inc *	1,911,618
157,400	Xilinx Inc	3,974,350
		$27,926,075

ENGINEERING & CONSTRUCTION --- 1.29%
2,100	Chicago Bridge & Iron Co NV	83,622
2,200	Fluor Corp	409,376
4,200	Foster Wheeler Ltd *	307,230
147,000	Quanta Services Inc *	4,890,690
		$5,690,918

FINANCIAL SERVICES --- 2.40%
43,000	Ameriprise Financial Inc	1,748,810
102,100	Eaton Vance Corp	4,059,496
3,600	Federated Investors Inc Class B	123,912
64,400	Interactive Brokers Group Inc *	2,069,172
2,200	IntercontinentalExchange Inc *	250,800
4,800	Janus Capital Group Inc	127,056
1,450	Legg Mason Inc	63,177
5,800	Moody's Corp	199,752
6,200	Northern Trust Corp	425,134
33,000	Principal Financial Group	1,385,010
3,200	SEI Investments Co	75,264
		$10,527,583

FOOD & BEVERAGES --- 0.14%
3,500	Brown-Forman Corp	264,495
2,500	Hershey Co	81,950
7,200	McCormick & Co Inc	256,752
		$603,197

GOLD, METALS & MINING --- 3.61%
60,900	Agnico-Eagle Mines Ltd	4,529,133
7,000	Arch Coal Inc	525,210
5,600	Carpenter Technology Corp	244,440
3,100	Cleveland-Cliffs Inc	369,489
43,800	CONSOL Energy Inc	4,921,806
5,400	Foundation Coal Holdings Inc	478,332
25,000	Peabody Energy Corp	2,201,250
54,000	Teck Cominco Ltd	2,589,300
		$15,858,960

HEALTH CARE RELATED --- 3.44%
57,000	Alkermes Inc *	704,520
52,000	Cerner Corp *	2,349,360
7,100	CIGNA Corp	251,269
37,000	Community Health Systems Inc *	1,220,260
46,650	Coventry Health Care Inc *	1,419,093
1,650	DaVita Inc *	87,665
4,800	Express Scripts Inc Class A *	301,056
53,400	Health Net Inc *	1,284,804
2,400	Healthways Inc *	71,040
75,500	Henry Schein Inc *	3,893,535
39,700	Humana Inc *	1,578,869
20,800	Laboratory Corp of America Holdings *	1,448,304
3,600	Lincare Holdings Inc *	102,240
2,300	McKesson Corp	128,593
2,900	Patterson Cos Inc *	85,231
3,700	Quest Diagnostics Inc	179,339
		$15,105,178

HOMEBUILDING --- 0.04%
1,600	Centex Corp	21,392
2,100	KB Home	35,553
3,000	Lennar Corp	37,020
3,400	Pulte Homes Inc	32,742
3,200	Toll Brothers Inc *	59,936
		$186,643

HOTELS/MOTELS --- 1.26%
6,000	Choice Hotels International Inc	159,000
61,000	Gaylord Entertainment Co *	1,461,560
3,000	Las Vegas Sands Corp *	142,320
130,000	Marriott International Inc Class A	3,411,200
9,300	Melco Crown Entertainment Ltd ADR *	86,676
3,200	Starwood Hotels & Resorts Worldwide Inc	128,224
1,900	Wynn Resorts Ltd	154,565
		$5,543,545

HOUSEHOLD GOODS --- 0.04%
3,200	Clorox Co	167,040
		$167,040

INDEPEND POWER PRODUCTS --- 0.34%
69,900	Reliant Energy Inc *	1,486,773
		$1,486,773

INSURANCE RELATED --- 1.69%
2,500	Aon Corp	114,850
2,200	Arch Capital Group Ltd *	145,904
38,400	Assurant Inc	2,532,864
87,200	Axis Capital Holdings Ltd	2,599,432
3,500	HCC Insurance Holdings Inc	73,990
230	Markel Corp *	84,410
52,800	Philadelphia Consolidated Holding Corp *	1,793,616
1,700	RenaissanceRe Holdings Ltd	75,939
		$7,421,005

INVESTMENT BANK/BROKERAGE FIRM --- 1.22%
20,300	Affiliated Managers Group Inc *	1,828,218
960	BlackRock Inc	169,920
4,300	Lazard Ltd	146,845
3,200	optionsXpress Holdings Inc	71,488
61,000	Raymond James Financial Inc	1,609,790
86,000	TD Ameritrade Holding Corp *	1,555,740
		$5,382,001

LEISURE & ENTERTAINMENT --- 0.85%
1,600	Boyd Gaming Corp	20,096
5,100	Harley-Davidson Inc	184,926
110,700	International Game Technology	2,765,286
4,900	Mattel Inc	83,888
55,000	Pinnacle Entertainment Inc *	576,950
1,800	Royal Caribbean Cruises Ltd	40,446
2,850	WMS Industries Inc *	84,844
		$3,756,436

MACHINERY --- 2.88%
5,500	Cummins Inc	360,360
23,000	Danaher Corp	1,777,900
5,100	Donaldson Co Inc	227,664
3,300	Graco Inc	125,631
14,200	Harsco Corp	772,622
107,300	IDEX Corp	3,952,932
55,640	ITT Corp	3,523,681
4,800	Joy Global	363,984
57,000	Oshkosh Truck Corp	1,179,330
3,800	PACCAR Inc	158,954
2,600	Pall Corp	103,168
2,500	Terex Corp *	128,425
		$12,674,651

MANUFACTURING --- 0.70%
76,000	Dolby Laboratories Inc *	3,062,800
		$3,062,800

MEDICAL PRODUCTS --- 3.14%
3,500	American Medical Systems Holdings Inc *	52,325
2,700	ArthroCare Corp *	110,187
1,300	Becton Dickinson & Co	105,690
33,100	CR Bard Inc	2,911,145
38,200	Dentsply International Inc	1,405,760
87,900	Edwards Lifesciences Corp *	5,453,316
29,100	Gen-Probe Inc *	1,381,668
4,400	Hologic Inc *	95,920
3,800	IDEXX Laboratories Inc *	185,212
1,900	Integra LifeSciences Holdings *	84,512
900	Intuitive Surgical Inc *	242,460
4,400	Masimo Corp *	151,140
28,400	ResMed Inc *	1,015,016
8,300	St Jude Medical Inc *	339,304
3,100	Varian Medical Systems Inc *	160,735
1,900	Zimmer Holdings Inc *	129,295
		$13,823,685

OFFICE EQUIPMENT & SUPPLIES --- 0.03%
1,000	Avery Dennison Corp	43,930
2,000	HNI Corp	35,320
2,150	Zebra Technologies Corp Class A *	70,176
		$149,426

OIL & GAS --- 9.74%
2,800	Bill Barrett Corp *	166,348
154,900	BJ Services Co	4,947,506
3,400	Cabot Oil & Gas Corp Class A	230,282
27,400	Cameron International Corp *	1,516,590
84,000	CNX Gas Corp *	3,531,360
11,300	Compton Petroleum Corp *	143,623
6,800	Concho Resources Inc *	253,640
3,500	Core Laboratories NV *	498,225
2,700	Diamond Offshore Drilling Inc	375,678
40,000	EOG Resources	5,248,000
37,000	FMC Technologies Inc *	2,846,410
3,500	Forest Oil Corp *	260,750
4,200	Mariner Energy Inc *	155,274
52,800	Murphy Oil Corp	5,177,040
5,700	Nabors Industries Ltd *	280,611
4,900	Newfield Exploration Co *	319,725
22,200	SandRidge Energy Inc *	1,433,676
96,800	Smith International Inc	8,047,952
3,000	Sunoco Inc	122,070
75,600	TETRA Technologies Inc *	1,792,476
55,700	Trican Well Service Ltd *	1,384,716
4,700	Ultra Petroleum Corp *	461,540
12,200	Weatherford International Ltd *	604,998
11,700	Williams Cos Inc	471,627
37,000	XTO Energy Inc	2,534,870
		$42,804,987

PHARMACEUTICALS --- 3.18%
6,302	Allergan Inc	328,019
52,400	BioMarin Pharmaceutical Inc *	1,518,552
176,500	Elan Corp PLC sponsored ADR *	6,274,575
47,000	Medarex Inc *	310,670
38,000	Sepracor Inc *	756,960
54,000	Theravance Inc *	640,980
132,000	Valeant Pharmaceuticals International *	2,258,520
111,100	Warner Chilcott Ltd *	1,883,145
		$13,971,421

POLLUTION CONTROL --- 0.10%
8,800	Republic Services Inc	261,360
3,500	Stericycle Inc *	180,950
		$442,310

PRINTING & PUBLISHING --- 0.08%
7,400	McGraw-Hill Cos Inc	296,888
2,500	VistaPrint Ltd *	66,900
		$363,788

REAL ESTATE --- 0.36%
46,000	St Joe Co	1,578,720
		$1,578,720

RESTAURANTS --- 1.60%
61,000	Cheesecake Factory Inc *	970,510
37,000	Chipotle Mexican Grill Inc *	2,788,320
13,700	Panera Bread Co Class A *	633,762
15,000	PF Changs China Bistro Inc *	335,100
5,300	Starbucks Corp *	83,422
62,700	Tim Hortons Inc	1,798,863
11,600	Yum! Brands Inc	407,044
		$7,017,021

RETAIL --- 5.89%
2,400	Advance Auto Parts Inc	93,192
67,000	Amazon.com Inc *	4,913,110
2,700	AnnTaylor Stores Corp *	64,692
115,200	Bed Bath & Beyond Inc *	3,237,120
34,000	Best Buy Co Inc	1,346,400
164,000	CarMax Inc *	2,327,160
3,000	Dicks Sporting Goods Inc *	53,220
4,700	Family Dollar Stores Inc	93,718
55,000	J Crew Group Inc *	1,815,550
1,950	Men's Wearhouse Inc	31,766
101,000	O'Reilly Automotive Inc *	2,257,350
130,800	Petsmart Inc	2,609,460
7,300	Ross Stores Inc	259,296
43,000	Shoppers Drug Mart Corp *	2,356,840
6,300	Staples Inc	149,625
5,700	Tiffany & Co	232,275
9,100	TJX Cos Inc	286,377
1,600	Tractor Supply Co *	46,464
2,900	Urban Outfitters Inc *	90,451
120,000	Whole Foods Market Inc	2,842,800
40,400	Williams-Sonoma Inc	801,536
		$25,908,402

SECURITIES & COMMODITIES --- 0.06%
3,000	NYMEX Holdings Inc	253,440
		$253,440

SPECIALIZED SERVICES --- 10.32%
5,192	Apollo Group Inc *	229,798
120,800	Clear Channel Outdoor Holdings Inc *	2,153,864
3,300	Corporate Executive Board Co	138,765
3,600	DeVry Inc	193,032
74,000	DST Systems Inc *	4,073,700
1,300	Dun & Bradstreet Corp	113,932
3,300	Equifax Inc	110,946
1,600	Fidelity National Information Services Inc	59,056
76,200	Fiserv Inc *	3,457,194
5,600	Focus Media Holding Ltd ADR *	155,232
106,300	Global Payments Inc	4,953,580
3,200	H&R Block Inc	68,480
30,000	IHS Inc *	2,088,000
113,050	Iron Mountain Inc *	3,001,477
2,000	ITT Educational Services Inc *	165,260
128,600	Lamar Advertising Co *	4,633,458
54,300	Manpower Inc	3,162,432
64,500	Monster Worldwide Inc *	1,329,345
4,100	NeuStar Inc *	88,396
1,500	New Oriental Education & Technology Group Inc sponsored ADR *	87,630
7,700	Omnicom Group Inc	345,576
9,700	Paychex Inc	303,416
7,100	Perot Systems Corp Class A *	106,571
11,100	Ritchie Bros Auctioneers Inc	301,143
128,500	Robert Half International Inc	3,080,145
221,000	SAIC Inc *	4,599,010
67,500	UTI Worldwide Inc	1,346,625
203,100	Western Union Co	5,020,632
		$45,366,695

TELEPHONE & TELECOMMUNICATIONS --- 4.20%
122,000	Amdocs Ltd *	3,589,240
104,900	American Tower Corp *	4,432,025
119,100	Crown Castle International Corp *	4,612,743
71,400	Leap Wireless International Inc *	3,082,338
105,100	MetroPCS Communications Inc *	1,861,321
3,600	NII Holdings Inc *	170,964
18,000	Rogers Communications Inc Class B	695,880
		$18,444,511

TEXTILES --- 0.04%
6,700	Coach Inc *	193,496
		$193,496

TRANSPORTATION --- 0.07%
5,800	Landstar System Inc	320,276
		$320,276

UTILITIES --- 1.02%
55,700	AES Corp *	1,069,997
296,000	Dynegy Inc Class A *	2,530,800
12,000	SunPower Corp *	863,760
		$4,464,557

TOTAL COMMON STOCK --- 95.16%		$418,346,746
(Cost $357,648,433)

PREFERRED STOCK

Shares		Value ($)

SPECIALIZED SERVICES --- 0.04%
5,000	Bill Me Later Inc * #	181,150
		$181,150

TOTAL PREFERRED STOCK --- 0.04%		$181,150
(Cost $181,150)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

898,000	Fannie Mae	898,000
	2.050% July 1, 2008
20,215,000	Federal Home Loan Bank	20,215,000
	2.030% July 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 4.80%		$21,113,000
(Cost $21,113,000)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%		$439,640,896
(Cost $378,942,583)

Legend

*	Non-income Producing Security
#	Illiquid Security
ADR	American Depository Receipt

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim T. Rowe Price MidCap Growth Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	33,714,737	7.67%
Consumer Products & Services	95,313,709	21.68%
Financial Services	25,775,465	5.86%
Health Care Related	70,414,461	16.02%
Industrial Products & Services	24,930,722	5.67%
Natural Resources	60,150,720	13.68%
Short Term Investments	21,113,000	4.80%
Technology	94,656,722	21.53%
Transportation	9,106,803	2.07%
Utilities	4,464,557	1.02%
	$ 439,640,896	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

	Quoted Prices in		Significant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Assets
Common Stock	$418,346,746	$		$		$418,346,746
Preferred Stock					181,150	181,150
Short-Term Investments	21,113,000					21,113,000
Total	$439,459,746		$-		$181,150	$439,640,896

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2008:

Preferred
Description	Stock
Beginning Balance	$181,150
Total gain (or losses) (realized/unrealized)
Purchases, sales and corporate actions
Transfers into (out of) Level 3
Ending Balance	$181,150

Illiquid Securities

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2008 were $181,150, $181,150 and 0.04%, respectively.

Foreign Currency Translations
The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).
Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $76,578,801 and $89,568,782, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $382,678,323. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $91,281,110 and gross depreciation of securities in which there was an excess of tax cost over value of $34,318,537 resulting in net appreciation of $56,962,573.

5.     DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008